AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 20, 2007

File Nos. 333-141241

811-07362

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1                         ☒

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street

New York, New York 10004

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

800-451-2010

(Area Code and Telephone Number)

R. Jay Gerken

Legg Mason & Co., LLC

399 Park Avenue, 4th Floor

New York, New York 10022

(Name and Address of Agent for Services)

with copies to:

Sarah E. Cogan, Esq.	Robert I. Frenkel, Esq.
Simpson Thacher & Bartlett LLP	Legg Mason & Co., LLC
425 Lexington Avenue	300 First Stamford Place
New York, New York 10017	Stamford, Connecticut 06902

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit(1)		Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock ($.001 par value)	5,914,117	$14.86		$87,883,785.22	$2,698.03	(2)
Preferred Stock ($.001 par value)	900	$50,000.00	(3)	$45,000,000.00	$1,381.50	(2)

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Previously paid.
(3)	Represents the liquidation preference of a share of preferred stock after the reorganization.

EXPLANATORY NOTE

The proxy statement/prospectus and statement of additional information of the Registrant are incorporated by reference to the Registrant’s filing of Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 on May 3, 2007.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Articles of Incorporation and Article VI of the Registrant’s Amended and Restated By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Directors & Officers Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

Item 16.	Exhibits

Exhibit No.	Exhibit
1(a)

Articles of Amendment and Restatement (filed as Exhibit (a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 33-55030 and 811-7362) and incorporated herein by reference).

1(b)	Articles Supplementary (filed as Exhibit (b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Filed Nos. 33-55030 and 811-7362) and incorporated herein by reference).

1(c)	Articles Supplementary (filed as Exhibit 1(c) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

1(d)	Articles of Amendment (filed as Exhibit 1(d) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

1(e)	Certificate of Correction (filed as Exhibit 1(e) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

1(f)	Articles of Amendment (filed as Exhibit 1(f) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

1(g)	Form of Articles Supplementary (filed as Exhibit 1(g) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

1(h)	Form of Articles of Amendment (filed as Exhibit 1(h) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

2	Amended and Restated By-Laws (filed as Exhibit 2 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

3	Not Applicable.

4

Form of Agreement and Plan of Reorganization is included in Part A of Pre-Effective Amendment No.2 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and is incorporated herein by reference.

5	Not Applicable.

6(a)

Management Agreement between Registrant and Legg Mason Partners Fund Advisor, LLC, dated August 1, 2006 (filed as Exhibit 6(a) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

Exhibit No.	Exhibit
6(b)

Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company with respect to Registrant, dated August 1, 2006 (filed as Exhibit 6(b) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

7	Not Applicable.

8	Not Applicable.

9

Custodian Services Agreement with State Street Bank and Trust Company, dated January 1, 2007 (filed as Exhibit 9 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

10	Not Applicable.

11

Opinion and Consent of DLA Piper US LLP as to the legality of the securities being registered (filed as Exhibit 11 to Pre-Effective Amendment No.2 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

12	Opinion of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus (filed herewith).

13	Not Applicable.

14

Consent of Independent Registered Public Accounting Firm (filed as Exhibit 14 to Pre-Effective Amendment No.2 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

15	Not Applicable.

16	Power of Attorney (filed as Exhibit 16 to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

17(a)	Forms of Proxy Card (filed as Exhibit 17(a) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

17(b)	Code of Ethics (filed as Exhibit 17(b) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

17(c)

Transfer Agency and Services Agreement with American Stock Transfer, Inc., dated March 20, 2006 (filed as Exhibit 17(c) to the Registration Statement on Form N-14 (File Nos. 333-141241 and 811-07362) and incorporated herein by reference).

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York and Sate of New York, on the 20th day of July, 2007.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman, Chief Executive Officer and President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/S/ R. JAY GERKEN R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	July 20, 2007

/S/ KAPREL OZSOLAK Kaprel Ozsolak	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	July 20, 2007

/S/ CAROL L. COLMAN* Carol L. Colman	Director	July 20, 2007

/S/ DANIEL P. CRONIN* Daniel P. Cronin	Director	July 20, 2007

/S/ PAOLO M. CUCCHI* Paolo M. Cucchi	Director	July 20, 2007

/S/ LESLIE H. GELB* Leslie H. Gelb	Director	July 20, 2007

/S/ WILLIAM R. HUTCHINSON* William R. Hutchinson	Director	July 20, 2007

/S/ DR. RIORDAN ROETT* Dr. Riordan Roett	Director	July 20, 2007

/S/ JESWALD W. SALACUSE* Jeswald W. Salacuse	Director	July 20, 2007

*By:	/S/ R. JAY GERKEN R. Jay Gerken, Attorney-in-Fact	Director

EXHIBIT INDEX

Exhibit No.	Exhibit
12	Opinion Simpson Thacher & Barlett LLP.